Acquisitions (Tables)	3 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The Company has recorded purchase accounting entries on a preliminary basis as follows (in thousands):

Cash	$16,451
Accounts receivable	177,251
Inventory	179,651
Other current assets	50,707
Property, plant, and equipment	57,973
Other intangible assets (see Note 6)	382,100
Goodwill (see Note 6)	617,715
Current liabilities	(250,479)
Non-current liabilities	(61,918)
Total purchase price	$1,169,451

Business Acquisition, Pro Forma Information
The following represents the unaudited pro forma consolidated revenue and net loss for the Company for the period indicated as if the RSG Acquisition had been included in Company’s consolidated results of operations beginning October 1, 2014 (in thousands, except per share amount):

Three Months Ended December 31, 2014
Revenue	$876,953
Net loss	$(11,908)
Net loss per share	$(0.20)